Shareholders' Equity (Details) - Schedule of private offerings - Dec. 31, 2018 $ in Thousands	USD ($) shares	₪ / shares
June 3, 2018 [Member]
Shareholders' Equity (Details) - Schedule of private offerings [Line Items]
Number of shares (in Shares) | shares	381,729
Gross proceeds (in Dollars) | $	$ 2,959
June 3, 2018 [Member] | Minimum [Member]
Shareholders' Equity (Details) - Schedule of private offerings [Line Items]
Unit price		₪ 26
June 3, 2018 [Member] | Maximum [Member]
Shareholders' Equity (Details) - Schedule of private offerings [Line Items]
Unit price		30
June 3, 2018 [Member]
Shareholders' Equity (Details) - Schedule of private offerings [Line Items]
Number of shares (in Shares) | shares	20,823
Unit price		6
Gross proceeds (in Dollars) | $	$ 34
September 25, 2018 [Member]
Shareholders' Equity (Details) - Schedule of private offerings [Line Items]
Number of shares (in Shares) | shares	289,079
Unit price		₪ 6
Gross proceeds (in Dollars) | $	$ 481